Statement of cash flows - supplementary information - Net change in film and television programs (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Cash Flow Statement [Abstract]
Decrease (increase) in development	$ (434)	$ (238)
Decrease (increase) in productions in progress	19,769	(12,285)
Decrease (increase) in productions completed and released	(52,854)	(75,736)
Expense of film and television programs	33,554	24,348
Decrease (increase) in program and film rights - broadcasting	(14,110)	(15,839)
Expense of film and broadcast rights for broadcasting	18,546	22,515
Net change in film and television programs	$ 4,471	$ (57,235)